EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS - other operating income / (expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Net gain / (losses) on disposal of cryptocurrencies	$ (3,131)	$ 18,725	$ 2,716
Impairment loss of cryptocurrencies		(436)
Change in fair value of cryptocurrencies lent		(3,735)
Net loss on disposal of mining machine	(497)	(36)	(2,984)
Write-off of receivables from related parties	2,000		(2,025)
Others		107	248
Total	$ (3,628)	$ 14,625	$ (2,045)